Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 5, 2012
Registrant Name	dei_EntityRegistrantName	ANCHOR SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000726735
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 5, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 5, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012

Asset Allocation Portfolio (Prospectus Summary): | Asset Allocation Portfolio
Asset Allocation Portfolio

ANCHOR SERIES TRUST

Supplement to the Statutory Prospectus Dated April 30, 2012

Asset Allocation Portfolio. In the Portfolio Summary , under Principal Risks of Investing in the Portfolio , the following risk is added:

Principal Risks

Investment Company Risk. The risks of the Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by the Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Asset Allocation Portfolio (Prospectus Summary): | Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Asset Allocation Portfolio
Supplement Text	ck0000726735_SupplementTextBlock

ANCHOR SERIES TRUST

Supplement to the Statutory Prospectus Dated April 30, 2012

Asset Allocation Portfolio. In the Portfolio Summary , under Principal Risks of Investing in the Portfolio , the following risk is added:

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investment Company Risk. The risks of the Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by the Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.

Government and Quality Bond Portfolio (Prospectus Summary): | Government and Quality Bond Portfolio
Government and Quality Bond Portfolio

ANCHOR SERIES TRUST

Supplement to the Statutory Prospectus Dated April 30, 2012

Government and Quality Bond Portfolio. In the Portfolio Summary , under Principal Investment Strategies of the Portfolio , the following is added as the last paragraph:

Principal Investment Strategies
The Portfolio may also invest in credit default swaps, including credit default swaps on indices (up to 10%), which may be used to adjust credit exposure and to manage portfolio credit risk.
Under Principal Risks of Investing in the Portfolio , the following risks are added:

Credit Default Swap Risk . Credit default swaps increase credit risk when the Portfolio is the seller and increase counterparty risk when the Portfolio is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Portfolio.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by another security, index or benchmark ( i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described below and in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there my be no recovery or limited recovery in such circumstances.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Government and Quality Bond Portfolio (Prospectus Summary): | Government and Quality Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government and Quality Bond Portfolio
Supplement Text	ck0000726735_SupplementTextBlock

ANCHOR SERIES TRUST

Supplement to the Statutory Prospectus Dated April 30, 2012

Government and Quality Bond Portfolio. In the Portfolio Summary , under Principal Investment Strategies of the Portfolio , the following is added as the last paragraph:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in credit default swaps, including credit default swaps on indices (up to 10%), which may be used to adjust credit exposure and to manage portfolio credit risk.
Risk, Heading	rr_RiskHeading	Under Principal Risks of Investing in the Portfolio , the following risks are added:
Risk, Narrative	rr_RiskNarrativeTextBlock

Credit Default Swap Risk . Credit default swaps increase credit risk when the Portfolio is the seller and increase counterparty risk when the Portfolio is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Portfolio.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by another security, index or benchmark ( i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described below and in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there my be no recovery or limited recovery in such circumstances.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Multi-Asset Portfolio (Prospectus Summary): | Multi-Asset Portfolio
Multi-Asset Portfolio

ANCHOR SERIES TRUST

Supplement to the Statutory Prospectus Dated April 30, 2012

Multi-Asset Portfolio. In the Portfolio Summary , under Principal Investment Strategies of the Portfolio , the third paragraph is deleted in its entirety and replaced with the following:

Principal Investment Strategies

In addition, the Portfolio may invest in derivative instruments, including equity index futures and interest rate futures. The Portfolio will use equity index futures and interest rate futures to increase or decrease exposure to equity and bond markets in connection with asset allocation decisions. The Portfolio may also use currency forwards and interest rate futures to manage foreign currency, duration and yield curve positioning within the fixed income portion of the Portfolio and credit default swaps, including credit default swaps on indices (up to 10%), which may be used to adjust credit exposure and to manage portfolio credit risk.

Under Principal Risks of Investing in the Portfolio , the following risks are added:

Credit Default Swap Risk . Credit default swaps increase credit risk when the Portfolio is the seller and increase counterparty risk when the Portfolio is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Portfolio.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there my be no recovery or limited recovery in such circumstances.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Multi-Asset Portfolio (Prospectus Summary): | Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Multi-Asset Portfolio
Supplement Text	ck0000726735_SupplementTextBlock

ANCHOR SERIES TRUST

Supplement to the Statutory Prospectus Dated April 30, 2012

Multi-Asset Portfolio. In the Portfolio Summary , under Principal Investment Strategies of the Portfolio , the third paragraph is deleted in its entirety and replaced with the following:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, the Portfolio may invest in derivative instruments, including equity index futures and interest rate futures. The Portfolio will use equity index futures and interest rate futures to increase or decrease exposure to equity and bond markets in connection with asset allocation decisions. The Portfolio may also use currency forwards and interest rate futures to manage foreign currency, duration and yield curve positioning within the fixed income portion of the Portfolio and credit default swaps, including credit default swaps on indices (up to 10%), which may be used to adjust credit exposure and to manage portfolio credit risk.

Risk, Heading	rr_RiskHeading	Under Principal Risks of Investing in the Portfolio , the following risks are added:
Risk, Narrative	rr_RiskNarrativeTextBlock

Credit Default Swap Risk . Credit default swaps increase credit risk when the Portfolio is the seller and increase counterparty risk when the Portfolio is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Portfolio.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there my be no recovery or limited recovery in such circumstances.

Strategic Multi-Asset Portfolio (Prospectus Summary): | Strategic Multi-Asset Portfolio
Strategic Multi-Asset Portfolio

ANCHOR SERIES TRUST

Supplement to the Statutory Prospectus Dated April 30, 2012

Strategic Multi-Asset Portfolio. In the Portfolio Summary , under Principal Investment Strategies of the Portfolio , the third paragraph is deleted in its entirety and replaced with the following:

Principal Investment Strategies

In addition, the Portfolio may invest in derivative instruments, including equity index futures and interest rate futures. The Portfolio will use equity index futures and interest rate futures to increase or decrease exposure to equity and bond markets in connection with asset allocation decisions. The Portfolio may also use currency forwards and interest rate futures to manage foreign currency, duration and yield curve positioning within the Portfolio and credit default swaps, including credit default swaps on indices (up to 10%), which may be used to adjust credit exposure and to manage portfolio credit risk.

Under Principal Risks of Investing in the Portfolio , the following risks are added:

Credit Default Swap Risk . Credit default swaps increase credit risk when the Portfolio is the seller and increase counterparty risk when the Portfolio is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Portfolio.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there my be no recovery or limited recovery in such circumstances.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Strategic Multi-Asset Portfolio (Prospectus Summary): | Strategic Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Strategic Multi-Asset Portfolio
Supplement Text	ck0000726735_SupplementTextBlock

ANCHOR SERIES TRUST

Supplement to the Statutory Prospectus Dated April 30, 2012

Strategic Multi-Asset Portfolio. In the Portfolio Summary , under Principal Investment Strategies of the Portfolio , the third paragraph is deleted in its entirety and replaced with the following:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, the Portfolio may invest in derivative instruments, including equity index futures and interest rate futures. The Portfolio will use equity index futures and interest rate futures to increase or decrease exposure to equity and bond markets in connection with asset allocation decisions. The Portfolio may also use currency forwards and interest rate futures to manage foreign currency, duration and yield curve positioning within the Portfolio and credit default swaps, including credit default swaps on indices (up to 10%), which may be used to adjust credit exposure and to manage portfolio credit risk.

Risk, Heading	rr_RiskHeading	Under Principal Risks of Investing in the Portfolio , the following risks are added:
Risk, Narrative	rr_RiskNarrativeTextBlock

Credit Default Swap Risk . Credit default swaps increase credit risk when the Portfolio is the seller and increase counterparty risk when the Portfolio is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Portfolio.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there my be no recovery or limited recovery in such circumstances.